Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory

Note 5 – Inventory

Inventories are stated at the lower of cost or net realizable value. Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value. Our cannabis products consist of cannabis flower grown in-house, along with produced extracts. Inventory consisted of the following at September 30, 2023 and December 31, 2022, respectively.

	September 30,	December 31,
	2023	2022
Raw materials	$21,934	$18,580
Work in progress	30,174	1,464
Finished goods	316,100	80,858
	368,208	100,902
Less obsolescence	(55,472)	(46,749)
Total inventory	$312,736	$54,153

Note 6 – Inventory

Inventories are stated at the lower of cost or net realizable value. Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value. Our cannabis products consist of cannabis flower grown in-house, along with produced extracts. Inventory consisted of the following at December 31, 2022 and 2021, respectively.

	December 31,	December 31,
	2022	2021
Raw materials	$18,580	$31,233
Work in progress	1,464	81,182
Finished goods	80,858	108,246
	100,902	220,661
Less obsolescence	(46,749)	(22,066)
Total inventory	$54,153	$198,595